PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of June 30, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 98.6%
Common Stocks 98.0%
Aerospace & Defense 1.8%
Axon Enterprise, Inc.*	1,200	$353,088
Boeing Co. (The)*	10,544	1,919,113
General Dynamics Corp.	4,132	1,198,859
General Electric Co.	19,800	3,147,606
Howmet Aerospace, Inc.	7,081	549,698
Huntington Ingalls Industries, Inc.	600	147,798
L3Harris Technologies, Inc.	3,416	767,165
Lockheed Martin Corp.	3,866	1,805,809
Northrop Grumman Corp.	2,508	1,093,363
RTX Corp.	24,131	2,422,511
Textron, Inc.	3,434	294,843
TransDigm Group, Inc.	1,030	1,315,938
		15,015,791
Air Freight & Logistics 0.4%
C.H. Robinson Worldwide, Inc.	2,100	185,052
Expeditors International of Washington, Inc.	2,500	311,975
FedEx Corp.	4,246	1,273,121
United Parcel Service, Inc. (Class B Stock)	13,290	1,818,736
		3,588,884
Automobile Components 0.1%
Aptiv PLC*	4,950	348,579
BorgWarner, Inc.	4,400	141,856
		490,435
Automobiles 1.4%
Ford Motor Co.	72,838	913,388
General Motors Co.	20,700	961,722
Tesla, Inc.*	50,470	9,987,004
		11,862,114
Banks 3.1%
Bank of America Corp.	123,795	4,923,327
Citigroup, Inc.	34,695	2,201,745
Citizens Financial Group, Inc.	8,300	299,049
Fifth Third Bancorp	12,873	469,736
Huntington Bancshares, Inc.	27,429	361,514
JPMorgan Chase & Co.	52,203	10,558,579

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
KeyCorp	17,435	$247,751
M&T Bank Corp.	2,955	447,269
PNC Financial Services Group, Inc. (The)	7,172	1,115,103
Regions Financial Corp.	17,674	354,187
Truist Financial Corp.	24,672	958,507
U.S. Bancorp	28,395	1,127,281
Wells Fargo & Co.	63,436	3,767,464
		26,831,512
Beverages 1.3%
Brown-Forman Corp. (Class B Stock)	3,350	144,686
Coca-Cola Co. (The)	70,464	4,485,034
Constellation Brands, Inc. (Class A Stock)	2,870	738,394
Keurig Dr. Pepper, Inc.	19,100	637,940
Molson Coors Beverage Co. (Class B Stock)	3,294	167,434
Monster Beverage Corp.*	13,090	653,845
PepsiCo, Inc.	24,941	4,113,519
		10,940,852
Biotechnology 1.9%
AbbVie, Inc.	32,089	5,503,905
Amgen, Inc.	9,696	3,029,515
Biogen, Inc.*	2,680	621,278
Gilead Sciences, Inc.	22,800	1,564,308
Incyte Corp.*	3,020	183,072
Moderna, Inc.*	6,040	717,250
Regeneron Pharmaceuticals, Inc.*	1,950	2,049,509
Vertex Pharmaceuticals, Inc.*	4,660	2,184,235
		15,853,072
Broadline Retail 3.9%
Amazon.com, Inc.*	166,600	32,195,450
eBay, Inc.	9,240	496,373
Etsy, Inc.*	2,300	135,654
		32,827,477
Building Products 0.5%
A.O. Smith Corp.	2,400	196,272
Allegion PLC	1,533	181,124
Builders FirstSource, Inc.*	2,100	290,661
Carrier Global Corp.	15,129	954,337

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products (cont’d.)
Johnson Controls International PLC	12,187	$810,070
Masco Corp.	4,226	281,748
Trane Technologies PLC	4,100	1,348,613
		4,062,825
Capital Markets 2.8%
Ameriprise Financial, Inc.	1,861	795,001
Bank of New York Mellon Corp. (The)	13,738	822,769
BlackRock, Inc.	2,530	1,991,920
Blackstone, Inc.	12,900	1,597,020
Cboe Global Markets, Inc.	1,900	323,114
Charles Schwab Corp. (The)	27,111	1,997,809
CME Group, Inc.	6,600	1,297,560
FactSet Research Systems, Inc.	700	285,789
Franklin Resources, Inc.	5,742	128,334
Goldman Sachs Group, Inc. (The)	5,980	2,704,874
Intercontinental Exchange, Inc.	10,400	1,423,656
Invesco Ltd.	8,100	121,176
KKR & Co., Inc.	12,000	1,262,880
MarketAxess Holdings, Inc.	710	142,376
Moody’s Corp.	2,766	1,164,292
Morgan Stanley	22,790	2,214,960
MSCI, Inc.	1,450	698,537
Nasdaq, Inc.	7,100	427,846
Northern Trust Corp.	3,862	324,331
Raymond James Financial, Inc.	3,500	432,635
S&P Global, Inc.	5,940	2,649,240
State Street Corp.	5,562	411,588
T. Rowe Price Group, Inc.	4,000	461,240
		23,678,947
Chemicals 1.4%
Air Products & Chemicals, Inc.	4,002	1,032,716
Albemarle Corp.	2,140	204,413
Celanese Corp.	1,800	242,802
CF Industries Holdings, Inc.	3,300	244,596
Corteva, Inc.	12,909	696,312
Dow, Inc.	12,909	684,822
DuPont de Nemours, Inc.	7,609	612,448
Eastman Chemical Co.	2,086	204,365
Ecolab, Inc.	4,542	1,080,996
FMC Corp.	2,300	132,365
International Flavors & Fragrances, Inc.	4,815	458,436

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Linde PLC	8,968	$3,935,248
LyondellBasell Industries NV (Class A Stock)	4,800	459,168
Mosaic Co. (The)	6,000	173,400
PPG Industries, Inc.	4,248	534,781
Sherwin-Williams Co. (The)	4,188	1,249,825
		11,946,693
Commercial Services & Supplies 0.5%
Cintas Corp.	1,560	1,092,406
Copart, Inc.*	15,800	855,728
Republic Services, Inc.	3,835	745,294
Rollins, Inc.	5,275	257,367
Veralto Corp.	4,140	395,246
Waste Management, Inc.	6,513	1,389,483
		4,735,524
Communications Equipment 0.8%
Arista Networks, Inc.*	4,580	1,605,198
Cisco Systems, Inc.	73,644	3,498,827
F5, Inc.*	1,100	189,453
Juniper Networks, Inc.	6,100	222,406
Motorola Solutions, Inc.	2,956	1,141,164
		6,657,048
Construction & Engineering 0.1%
Quanta Services, Inc.	2,700	686,043
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,120	606,816
Vulcan Materials Co.	2,300	571,964
		1,178,780
Consumer Finance 0.5%
American Express Co.	10,299	2,384,733
Capital One Financial Corp.	6,966	964,443
Discover Financial Services	4,418	577,919
Synchrony Financial	7,465	352,273
		4,279,368

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	8,058	$6,849,220
Dollar General Corp.	4,000	528,920
Dollar Tree, Inc.*	3,742	399,534
Kroger Co. (The)	12,168	607,548
Sysco Corp.	9,280	662,499
Target Corp.	8,382	1,240,871
Walgreens Boots Alliance, Inc.	13,578	164,226
Walmart, Inc.	77,658	5,258,223
		15,711,041
Containers & Packaging 0.2%
Amcor PLC	27,460	268,559
Avery Dennison Corp.	1,438	314,419
Ball Corp.	5,528	331,790
International Paper Co.	6,384	275,470
Packaging Corp. of America	1,670	304,875
Westrock Co.	4,933	247,932
		1,743,045
Distributors 0.1%
Genuine Parts Co.	2,399	331,830
LKQ Corp.	4,900	203,791
Pool Corp.	620	190,544
		726,165
Diversified Telecommunication Services 0.7%
AT&T, Inc.	130,407	2,492,078
Verizon Communications, Inc.	76,533	3,156,221
		5,648,299
Electric Utilities 1.5%
Alliant Energy Corp.	4,700	239,230
American Electric Power Co., Inc.	9,691	850,288
Constellation Energy Corp.	5,603	1,122,113
Duke Energy Corp.	14,139	1,417,152
Edison International	6,962	499,941
Entergy Corp.	3,815	408,205
Evergy, Inc.	4,300	227,771
Eversource Energy	6,600	374,286
Exelon Corp.	18,312	633,778
FirstEnergy Corp.	9,777	374,166

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
NextEra Energy, Inc.	37,328	$2,643,196
NRG Energy, Inc.	3,800	295,868
PG&E Corp.	39,100	682,686
Pinnacle West Capital Corp.	2,000	152,760
PPL Corp.	13,952	385,773
Southern Co. (The)	20,015	1,552,563
Xcel Energy, Inc.	10,083	538,533
		12,398,309
Electrical Equipment 0.7%
AMETEK, Inc.	4,200	700,182
Eaton Corp. PLC	7,393	2,318,075
Emerson Electric Co.	10,350	1,140,156
GE Vernova, Inc.*	4,900	840,399
Generac Holdings, Inc.*	1,100	145,442
Hubbell, Inc.	900	328,932
Rockwell Automation, Inc.	1,943	534,869
		6,008,055
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. (Class A Stock)	21,800	1,468,666
CDW Corp.	2,500	559,600
Corning, Inc.	13,997	543,783
Jabil, Inc.	2,300	250,217
Keysight Technologies, Inc.*	3,100	423,925
TE Connectivity Ltd.	5,450	819,843
Teledyne Technologies, Inc.*	808	313,488
Trimble, Inc.*	4,300	240,456
Zebra Technologies Corp. (Class A Stock)*	820	253,323
		4,873,301
Energy Equipment & Services 0.3%
Baker Hughes Co.	18,345	645,194
Halliburton Co.	16,422	554,735
Schlumberger NV	25,932	1,223,472
		2,423,401
Entertainment 1.2%
Electronic Arts, Inc.	4,400	613,052
Live Nation Entertainment, Inc.*	2,600	243,724
Netflix, Inc.*	7,830	5,284,310

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Entertainment (cont’d.)
Take-Two Interactive Software, Inc.*	2,800	$435,372
Walt Disney Co. (The)	33,136	3,290,074
Warner Bros Discovery, Inc.*	42,085	313,112
		10,179,644
Financial Services 3.8%
Berkshire Hathaway, Inc. (Class B Stock)*	32,890	13,379,652
Corpay, Inc.*	1,320	351,661
Fidelity National Information Services, Inc.	10,160	765,658
Fiserv, Inc.*	10,600	1,579,824
Global Payments, Inc.	4,794	463,580
Jack Henry & Associates, Inc.	1,300	215,826
Mastercard, Inc. (Class A Stock)	15,100	6,661,516
PayPal Holdings, Inc.*	19,230	1,115,917
Visa, Inc. (Class A Stock)	28,650	7,519,765
		32,053,399
Food Products 0.7%
Archer-Daniels-Midland Co.	9,059	547,617
Bunge Global SA	2,600	277,602
Campbell Soup Co.	3,947	178,365
Conagra Brands, Inc.	8,943	254,160
General Mills, Inc.	10,244	648,035
Hershey Co. (The)	2,616	480,899
Hormel Foods Corp.	5,400	164,646
J.M. Smucker Co. (The)	1,970	214,809
Kellanova	4,870	280,902
Kraft Heinz Co. (The)	14,555	468,962
Lamb Weston Holdings, Inc.	2,700	227,016
McCormick & Co., Inc.	4,700	333,418
Mondelez International, Inc. (Class A Stock)	24,566	1,607,599
Tyson Foods, Inc. (Class A Stock)	5,300	302,842
		5,986,872
Gas Utilities 0.0%
Atmos Energy Corp.	2,800	326,620
Ground Transportation 1.0%
CSX Corp.	35,854	1,199,316
J.B. Hunt Transport Services, Inc.	1,450	232,000
Norfolk Southern Corp.	4,131	886,884
Old Dominion Freight Line, Inc.	3,100	547,460

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Ground Transportation (cont’d.)
Uber Technologies, Inc.*	38,000	$2,761,840
Union Pacific Corp.	11,156	2,524,157
		8,151,657
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	31,613	3,284,907
Align Technology, Inc.*	1,210	292,130
Baxter International, Inc.	9,574	320,250
Becton, Dickinson & Co.	5,265	1,230,483
Boston Scientific Corp.*	27,072	2,084,815
Cooper Cos., Inc. (The)	3,700	323,010
Dexcom, Inc.*	7,120	807,265
Edwards Lifesciences Corp.*	10,910	1,007,757
GE HealthCare Technologies, Inc.	7,900	615,568
Hologic, Inc.*	4,300	319,275
IDEXX Laboratories, Inc.*	1,500	730,800
Insulet Corp.*	1,300	262,340
Intuitive Surgical, Inc.*	6,480	2,882,628
Medtronic PLC	24,115	1,898,092
ResMed, Inc.	2,590	495,778
Solventum Corp.*	2,572	136,007
STERIS PLC	1,800	395,172
Stryker Corp.	6,160	2,095,940
Teleflex, Inc.	900	189,297
Zimmer Biomet Holdings, Inc.	3,711	402,755
		19,774,269
Health Care Providers & Services 2.4%
Cardinal Health, Inc.	4,473	439,785
Cencora, Inc.	2,960	666,888
Centene Corp.*	9,808	650,270
Cigna Group (The)	5,168	1,708,386
CVS Health Corp.	23,046	1,361,097
DaVita, Inc.*	800	110,856
Elevance Health, Inc.	4,230	2,292,068
HCA Healthcare, Inc.	3,500	1,124,480
Henry Schein, Inc.*	2,200	141,020
Humana, Inc.	2,300	859,395
Labcorp Holdings, Inc.	1,400	284,914
McKesson Corp.	2,366	1,381,839
Molina Healthcare, Inc.*	1,000	297,300
Quest Diagnostics, Inc.	2,100	287,448

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	16,738	$8,523,994
Universal Health Services, Inc. (Class B Stock)	970	179,382
		20,309,122
Health Care REITs 0.2%
Alexandria Real Estate Equities, Inc.	2,900	339,213
Healthpeak Properties, Inc.	13,200	258,720
Ventas, Inc.	7,633	391,268
Welltower, Inc.	10,200	1,063,350
		2,052,551
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	13,236	237,983
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc. (Class A Stock)*	8,000	1,213,040
Booking Holdings, Inc.	620	2,456,130
Caesars Entertainment, Inc.*	3,900	154,986
Carnival Corp.*	19,400	363,168
Chipotle Mexican Grill, Inc.*	24,850	1,556,853
Darden Restaurants, Inc.	2,053	310,660
Domino’s Pizza, Inc.	640	330,451
Expedia Group, Inc.*	2,200	277,178
Hilton Worldwide Holdings, Inc.	4,660	1,016,812
Las Vegas Sands Corp.	6,960	307,980
Marriott International, Inc. (Class A Stock)	4,240	1,025,105
McDonald’s Corp.	13,080	3,333,307
MGM Resorts International*	4,600	204,424
Norwegian Cruise Line Holdings Ltd.*	8,400	157,836
Royal Caribbean Cruises Ltd.*	4,200	669,606
Starbucks Corp.	20,780	1,617,723
Wynn Resorts Ltd.	1,800	161,100
Yum! Brands, Inc.	5,064	670,777
		15,827,136
Household Durables 0.3%
D.R. Horton, Inc.	5,500	775,115
Garmin Ltd.	2,700	439,884
Lennar Corp. (Class A Stock)	4,500	674,415
Mohawk Industries, Inc.*	940	106,774

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
NVR, Inc.*	55	$417,371
PulteGroup, Inc.	3,811	419,591
		2,833,150
Household Products 1.2%
Church & Dwight Co., Inc.	4,400	456,192
Clorox Co. (The)	2,282	311,425
Colgate-Palmolive Co.	14,860	1,442,014
Kimberly-Clark Corp.	6,166	852,141
Procter & Gamble Co. (The)	42,863	7,068,966
		10,130,738
Independent Power & Renewable Electricity Producers 0.1%
AES Corp. (The)	12,400	217,868
Vistra Corp.	5,900	507,282
		725,150
Industrial Conglomerates 0.4%
3M Co.	10,088	1,030,893
Honeywell International, Inc.	11,785	2,516,569
		3,547,462
Industrial REITs 0.2%
Prologis, Inc.	16,889	1,896,804
Insurance 2.0%
Aflac, Inc.	9,800	875,238
Allstate Corp. (The)	4,708	751,679
American International Group, Inc.	12,151	902,090
Aon PLC (Class A Stock)	3,989	1,171,091
Arch Capital Group Ltd.*	6,800	686,052
Arthur J. Gallagher & Co.	3,900	1,011,309
Assurant, Inc.	900	149,625
Brown & Brown, Inc.	4,400	393,404
Chubb Ltd.	7,353	1,875,603
Cincinnati Financial Corp.	2,807	331,507
Everest Group Ltd.	810	308,626
Globe Life, Inc.	1,533	126,135
Hartford Financial Services Group, Inc. (The)	5,253	528,137
Loews Corp.	3,517	262,861
Marsh & McLennan Cos., Inc.	8,940	1,883,837

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
MetLife, Inc.	10,950	$768,580
Principal Financial Group, Inc.	4,100	321,645
Progressive Corp. (The)	10,516	2,184,278
Prudential Financial, Inc.(g)	6,400	750,016
Travelers Cos., Inc. (The)	4,131	839,998
W.R. Berkley Corp.	3,800	298,604
Willis Towers Watson PLC	1,900	498,066
		16,918,381
Interactive Media & Services 6.6%
Alphabet, Inc. (Class A Stock)	106,800	19,453,620
Alphabet, Inc. (Class C Stock)	88,840	16,295,033
Match Group, Inc.*	5,400	164,052
Meta Platforms, Inc. (Class A Stock)	39,860	20,098,209
		56,010,914
IT Services 1.0%
Accenture PLC (Class A Stock)	11,490	3,486,181
Akamai Technologies, Inc.*	2,700	243,216
Cognizant Technology Solutions Corp. (Class A Stock)	9,200	625,600
EPAM Systems, Inc.*	1,000	188,110
Gartner, Inc.*	1,370	615,212
GoDaddy, Inc. (Class A Stock)*	2,300	321,333
International Business Machines Corp.	16,674	2,883,768
VeriSign, Inc.*	1,580	280,924
		8,644,344
Leisure Products 0.0%
Hasbro, Inc.	2,554	149,409
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	5,298	686,780
Bio-Rad Laboratories, Inc. (Class A Stock)*	350	95,589
Bio-Techne Corp.	2,880	206,352
Charles River Laboratories International, Inc.*	850	175,593
Danaher Corp.	12,020	3,003,197
IQVIA Holdings, Inc.*	3,210	678,722
Mettler-Toledo International, Inc.*	390	545,060
Revvity, Inc.	2,270	238,032
Thermo Fisher Scientific, Inc.	6,932	3,833,396

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
Waters Corp.*	1,020	$295,922
West Pharmaceutical Services, Inc.	1,340	441,383
		10,200,026
Machinery 1.6%
Caterpillar, Inc.	8,796	2,929,948
Cummins, Inc.	2,416	669,063
Deere & Co.	4,830	1,804,633
Dover Corp.	2,462	444,268
Fortive Corp.	6,350	470,535
IDEX Corp.	1,400	281,680
Illinois Tool Works, Inc.	4,986	1,181,483
Ingersoll Rand, Inc.	7,329	665,766
Nordson Corp.	900	208,746
Otis Worldwide Corp.	7,364	708,859
PACCAR, Inc.	9,546	982,665
Parker-Hannifin Corp.	2,328	1,177,526
Pentair PLC	3,146	241,204
Snap-on, Inc.	942	246,229
Stanley Black & Decker, Inc.	2,788	222,733
Westinghouse Air Brake Technologies Corp.	3,260	515,243
Xylem, Inc.	4,350	589,990
		13,340,571
Media 0.5%
Charter Communications, Inc. (Class A Stock)*	1,690	505,242
Comcast Corp. (Class A Stock)	71,220	2,788,975
Fox Corp. (Class A Stock)	4,366	150,060
Fox Corp. (Class B Stock)	2,666	85,365
Interpublic Group of Cos., Inc. (The)	7,288	212,008
News Corp. (Class A Stock)	7,375	203,329
News Corp. (Class B Stock)	2,700	76,653
Omnicom Group, Inc.	3,634	325,970
Paramount Global (Class B Stock)	9,597	99,713
		4,447,315
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	26,342	1,280,221
Newmont Corp.	21,297	891,706

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
Nucor Corp.	4,412	$697,449
Steel Dynamics, Inc.	2,700	349,650
		3,219,026
Multi-Utilities 0.6%
Ameren Corp.	4,969	353,346
CenterPoint Energy, Inc.	11,879	368,011
CMS Energy Corp.	5,500	327,415
Consolidated Edison, Inc.	6,251	558,965
Dominion Energy, Inc.	15,450	757,050
DTE Energy Co.	3,687	409,294
NiSource, Inc.	8,000	230,480
Public Service Enterprise Group, Inc.	9,094	670,228
Sempra	11,656	886,555
WEC Energy Group, Inc.	5,933	465,503
		5,026,847
Office REITs 0.0%
Boston Properties, Inc.	2,880	177,293
Oil, Gas & Consumable Fuels 3.3%
APA Corp.	6,648	195,717
Chevron Corp.	31,147	4,872,014
ConocoPhillips	21,281	2,434,121
Coterra Energy, Inc.	13,500	360,045
Devon Energy Corp.	11,600	549,840
Diamondback Energy, Inc.	3,180	636,604
EOG Resources, Inc.	10,400	1,309,048
EQT Corp.	7,600	281,048
Exxon Mobil Corp.	81,574	9,390,799
Hess Corp.	4,934	727,864
Kinder Morgan, Inc.	35,580	706,975
Marathon Oil Corp.	10,378	297,537
Marathon Petroleum Corp.	6,276	1,088,760
Occidental Petroleum Corp.	12,079	761,339
ONEOK, Inc.	10,700	872,585
Phillips 66	7,728	1,090,962
Targa Resources Corp.	4,000	515,120
Valero Energy Corp.	6,000	940,560
Williams Cos., Inc. (The)	22,492	955,910
		27,986,848

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Passenger Airlines 0.1%
American Airlines Group, Inc.*	12,750	$144,458
Delta Air Lines, Inc.	11,800	559,792
Southwest Airlines Co.	11,274	322,549
United Airlines Holdings, Inc.*	6,100	296,826
		1,323,625
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,270	454,328
Kenvue, Inc.	34,800	632,664
		1,086,992
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	36,879	1,531,585
Catalent, Inc.*	3,400	191,182
Eli Lilly & Co.	14,577	13,197,724
Johnson & Johnson	43,809	6,403,124
Merck & Co., Inc.	46,093	5,706,313
Pfizer, Inc.	103,563	2,897,693
Viatris, Inc.	22,199	235,975
Zoetis, Inc.	8,300	1,438,888
		31,602,484
Professional Services 0.6%
Automatic Data Processing, Inc.	7,548	1,801,632
Broadridge Financial Solutions, Inc.	2,200	433,400
Dayforce, Inc.*	2,900	143,840
Equifax, Inc.	2,230	540,686
Jacobs Solutions, Inc.	2,300	321,333
Leidos Holdings, Inc.	2,400	350,112
Paychex, Inc.	5,725	678,756
Paycom Software, Inc.	850	121,584
Verisk Analytics, Inc.	2,730	735,871
		5,127,214
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	5,500	490,105
CoStar Group, Inc.*	7,400	548,636
		1,038,741

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Residential REITs 0.3%
AvalonBay Communities, Inc.	2,511	$519,501
Camden Property Trust	1,800	196,398
Equity Residential	6,500	450,710
Essex Property Trust, Inc.	1,100	299,420
Invitation Homes, Inc.	10,900	391,201
Mid-America Apartment Communities, Inc.	2,170	309,463
UDR, Inc.	5,700	234,555
		2,401,248
Retail REITs 0.3%
Federal Realty Investment Trust	1,300	131,261
Kimco Realty Corp.	12,300	239,358
Realty Income Corp.	16,000	845,120
Regency Centers Corp.	3,100	192,820
Simon Property Group, Inc.	5,789	878,770
		2,287,329
Semiconductors & Semiconductor Equipment 11.8%
Advanced Micro Devices, Inc.*	29,428	4,773,516
Analog Devices, Inc.	9,016	2,057,992
Applied Materials, Inc.	15,088	3,560,617
Broadcom, Inc.	7,919	12,714,192
Enphase Energy, Inc.*	2,520	251,269
First Solar, Inc.*	2,000	450,920
Intel Corp.	77,448	2,398,565
KLA Corp.	2,450	2,020,050
Lam Research Corp.	2,372	2,525,824
Microchip Technology, Inc.	9,920	907,680
Micron Technology, Inc.	20,016	2,632,704
Monolithic Power Systems, Inc.	890	731,295
NVIDIA Corp.	447,500	55,284,150
NXP Semiconductors NV (China)	4,760	1,280,868
ON Semiconductor Corp.*	7,800	534,690
Qorvo, Inc.*	1,771	205,507
QUALCOMM, Inc.	20,300	4,043,354
Skyworks Solutions, Inc.	2,800	298,424
Teradyne, Inc.	2,700	400,383
Texas Instruments, Inc.	16,552	3,219,861
		100,291,861
Software 10.8%
Adobe, Inc.*	8,140	4,522,096

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
ANSYS, Inc.*	1,600	$514,400
Autodesk, Inc.*	3,890	962,580
Cadence Design Systems, Inc.*	4,900	1,507,975
Crowdstrike Holdings, Inc. (Class A Stock)*	4,200	1,609,398
Fair Isaac Corp.*	460	684,784
Fortinet, Inc.*	11,700	705,159
Gen Digital, Inc.	10,317	257,719
Intuit, Inc.	5,090	3,345,199
Microsoft Corp.	135,212	60,433,003
Oracle Corp.	28,990	4,093,388
Palo Alto Networks, Inc.*	5,800	1,966,258
PTC, Inc.*	2,200	399,674
Roper Technologies, Inc.	1,940	1,093,500
Salesforce, Inc.	17,660	4,540,386
ServiceNow, Inc.*	3,720	2,926,412
Synopsys, Inc.*	2,800	1,666,168
Tyler Technologies, Inc.*	820	412,280
		91,640,379
Specialized REITs 0.9%
American Tower Corp.	8,450	1,642,511
Crown Castle, Inc.	8,000	781,600
Digital Realty Trust, Inc.	5,900	897,095
Equinix, Inc.	1,706	1,290,760
Extra Space Storage, Inc.	3,900	606,099
Iron Mountain, Inc.	5,505	493,358
Public Storage	2,800	805,420
SBA Communications Corp.	2,000	392,600
VICI Properties, Inc.	19,600	561,344
Weyerhaeuser Co.	13,839	392,889
		7,863,676
Specialty Retail 1.8%
AutoZone, Inc.*	310	918,871
Bath & Body Works, Inc.	4,222	164,869
Best Buy Co., Inc.	3,700	311,873
CarMax, Inc.*	2,900	212,686
Home Depot, Inc. (The)	17,964	6,183,927
Lowe’s Cos., Inc.	10,366	2,285,288
O’Reilly Automotive, Inc.*	1,060	1,119,424
Ross Stores, Inc.	6,200	900,984
TJX Cos., Inc. (The)	20,728	2,282,153

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Tractor Supply Co.	2,000	$540,000
Ulta Beauty, Inc.*	840	324,131
		15,244,206
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc.	262,162	55,216,561
Hewlett Packard Enterprise Co.	24,302	514,473
HP, Inc.	15,902	556,888
NetApp, Inc.	3,700	476,560
Seagate Technology Holdings PLC	3,600	371,772
Super Micro Computer, Inc.*	910	745,609
Western Digital Corp.*	6,025	456,514
		58,338,377
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.*	460	445,257
Lululemon Athletica, Inc.*	2,100	627,270
NIKE, Inc. (Class B Stock)	21,974	1,656,180
Ralph Lauren Corp.	700	122,542
Tapestry, Inc.	4,500	192,555
		3,043,804
Tobacco 0.5%
Altria Group, Inc.	31,479	1,433,868
Philip Morris International, Inc.	28,279	2,865,511
		4,299,379
Trading Companies & Distributors 0.2%
Fastenal Co.	10,400	653,536
United Rentals, Inc.	1,190	769,609
W.W. Grainger, Inc.	784	707,356
		2,130,501
Water Utilities 0.0%
American Water Works Co., Inc.	3,500	452,060

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	9,270	$1,633,189

Total Common Stocks (cost $142,529,711)		834,125,577
Unaffiliated Exchange-Traded Fund 0.6%
iShares Core S&P 500 ETF (cost $3,695,307)	9,800	5,362,854

Total Long-Term Investments (cost $146,225,018)		839,488,431

Short-Term Investments 1.7%
Affiliated Mutual Fund 1.6%
PGIM Core Government Money Market Fund (7-day effective yield 5.559%) (cost $13,688,116)(wb)	13,688,116	13,688,116

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $790,729)	5.287%	09/19/24	800	790,731

Total Short-Term Investments (cost $14,478,845)				14,478,847

TOTAL INVESTMENTS 100.3% (cost $160,703,863)				853,967,278
Liabilities in excess of other assets(z) (0.3)%				(2,747,494)

Net Assets 100.0%				$851,219,784

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM Quant Solutions Large-Cap Index Fund
Schedule of Investments as of June 30, 2024 (unaudited) (continued)
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at June 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
52	S&P 500 E-Mini Index	Sep. 2024	$14,355,900	$1,485
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).